SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of preparation and presentation

Basis of Presentation

The consolidated financial statement of the Company is presented in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for period from March 18, 2025 (inception) through December 31, 2025 financial information. In the opinion of management, the consolidated financial statements reflect all adjustments, which consist of normal recurring adjustments, considered necessary for a fair presentation of the period presented. The results of operations for the period from March 18, 2025 (inception) through December 31, 2025 are not necessarily indicative of the results to be expected for any future period.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiaries, CW Mega Limited and WW Century Limited (collectively as “Merger Subs”). All intercompany balances and transactions have been eliminated in consolidation.

Uses of Estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management based on their estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgements about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Recently Adopted Accounting Standards

Recently Issued But Not Yet Adopted Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”). The intent of ASU 2023-09 is to improve the disclosures around a company’s rate reconciliation information and certain types of income taxes companies are required to pay. Specifically, these new disclosure requirements will provide more transparency regarding income taxes companies pay in the United States and other countries, along with more disclosure around a company’s rate reconciliation, among other new disclosure requirements, such that users of financial statements can get better information about how the operations, related tax risks, tax planning and operational opportunities of companies affect their effective tax rates and future cash flow prospects. ASU 2023-09 is effective for annual fiscal years beginning after December 15, 2024, with early adoption permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments under ASU 2023-09 should be applied on a prospective basis, although retrospective application is permitted. The Company adopted ASU 2023-09 beginning January 1, 2025. The adoption did not have material impact on the Company’s consolidated financial statement.

SL BIO LTD
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of preparation and presentation

Basis of preparation and presentation

The Reorganization was accounted for as a common control transaction immediately following completion of the transaction, the shareholders of SL Bio Taiwan immediately prior to the Reorganization had effective control of the Company through (1) their majority shareholder interest in the SL Bio, and (2) significant representation on the Board of Directors (the chairman and major shareholder of SL Link, Mr. Wang, became the sole director of the Company after the Reorganization). For accounting purposes, SL Bio Taiwan was deemed to be the accounting acquirer in the transaction and, consequently, the transaction was treated as a recapitalization of SL Bio Taiwan (i.e., a capital transaction involving the issuance of shares by the Company to the beneficial shareholders of SL Bio Taiwan and the Company acquired the shares of SL Bio Taiwan on the same date). Accordingly, the consolidated assets, liabilities and results of operations of SL Bio Taiwan became the historical financial statements of the Company at the closing of the transaction, and the Company’s assets (primarily cash and cash equivalents), liabilities and results of operations were consolidated with SL Bio Taiwan beginning on the acquisition date. No step-up in basis or intangible assets or goodwill was recorded in this transaction. All direct costs of the transaction were charged to operations in the period that such costs were incurred. The consolidated financial statements issued following the Group Restructuring are those of the accounting acquirer for all periods required presented, and are retroactively adjusted to reflect the capital structure of the legal parent, the accounting acquiree. Comparative information presented in those consolidated financial statements is also retroactively adjusted to reflect the capital structure of the legal parent, the accounting acquiree.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

The functional currency of the SL Bio Taiwan is the New Taiwan Dollars (“NTD”); however, the accompanying consolidated financial statements have been translated and presented in U.S. Dollars (“US$”).

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, SL Bio Taiwan, PubCo, Merger Sub I and Merger Sub II. All intercompany balances and transactions have been eliminated in consolidation.

Uses of Estimates

Uses of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Group’s management based on their estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgements about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements included revenue recognition, provision for expected credit losses of accounts receivable, inventories impairment assessment, plant and equipment impairment assessment, the valuation allowance for deferred tax assets, operating lease right-of-use (“ROU”) assets and operating lease liabilities. Actual results could differ from those estimates.

Risk and uncertainties

Risk and uncertainties

Generally, the industry in which the Group operates subjects the Group to a number of risks and uncertainties that can affect its operating results and financial condition. Such factors include, but are not limited to:

●	the timing, costs and results of clinical trials and other development activities versus expectations;
●	the ability to manufacture products successfully; competition from products sold or being developed by other companies;
●	the price of, and demand for products once approved; and
●	the ability to negotiate favorable licensing or other manufacturing and marketing agreements for its products.

The global economy has also been materially negatively affected by the outbreak of a widespread health epidemic, such as COVID-19, avia flu or Africa swine flu and there is continued severe uncertainty about the duration and intensity of its impacts. The global growth forecast is uncertain, which may seriously affect our business. While the potential economic impact brought by, and the duration of the outbreak and its new variants may be difficult to assess or predict, a widespread pandemic could result in significant disruption of general economy that could materially negatively affect our business.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Group has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in U.S. GAAP, and expands disclosures about fair value measurements. ASC 820 establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable input, which may be used to measure fair value and include the following:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Input other than Level 1 that is observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other input that is observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable input that is supported by little or no market activity and that is significant to the fair value of the assets or liabilities.

Our cash and cash equivalents are classified within level 1 of the fair value hierarchy because they are valued using quoted market price.

The carrying amounts of the other financial assets and liabilities, which consist of accounts receivable, restricted cash, other current assets and other liabilities approximate their fair values due to the short-term nature of these instruments.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents included cash on hand placed with banks, which are unrestricted as to withdrawal and use and with an original maturity of three months or less.

Deposits in banks in Taiwan are only insured by Central Deposit Insurance Corporation, a government agency, up to NTD 3 million ($91,500), and are consequently exposed to risk of loss. The Group believes the probability of a bank failure, causing loss to the Group, is remote.

Restricted Cash

Restricted Cash

Cash balances that have restrictions as to withdrawal or usage as collateral for credit card service provided by a financial institution are considered restricted cash. Restricted cash that will be released to cash within the next 12 months is classified as current asset, while the balance restricted for use longer than one year is classified as non-current asset on the consolidated balance sheets.

Receivable and Allowances

Receivable and Allowances

The Group adopted ASC 326, Financial Instruments—Credit Losses, which requires to create an impairment model that is based on expected losses.

The Group’s accounts receivable, advance to supplier, prepaid expenses and other current assets are within the scope of ASC 326. Accounts receivable are recognized and carried at the original invoice amounts less the expected credit loss. The Group has a policy of reserving for uncollectible accounts based on our best estimate of the amount of probable expected credit losses in the existing accounts receivable. The Group performs ongoing credit evaluations of the customers and maintains an allowance for potential bad debts if required. Other current assets are recognized and carried at the initial amount when occurred less an allowance for any uncollectible amount.

To estimate expected credit losses, the Group has identified the relevant risk characteristics of its counterparty and the related receivables and other current assets which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed annually based on the Group’s specific facts and circumstances. No significant impact of changes in the assumptions since adoption. The Group has assessed its receivable including credit term and corresponding all its receivables in December 2025. Upon such credit terms, no bad debt expense (recovery) was incurred during the years ended December 31, 2025 and 2024, respectively. The Group recognized nil expected credit loss provision for accounts receivable, prepaid expenses and other current assets as of December 31, 2025 and 2024.

Inventories

Inventories

Inventories are stated at the lower of cost and net realizable value, with cost determined by the weighted average method. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Write-down of potential obsolete or slow-moving inventories is recorded as cost of revenue based on management’s assumptions about future demands and market conditions. No wrote down is recorded for inventories during the years ended December 31, 2025 and 2024.

Plant and Equipment

Plant and Equipment

Plant and equipment are stated at historical cost less accumulated depreciation and impairment losses, if any. Depreciation is computed on a straight-line basis with no salvage value over the estimated useful lives of the assets as follows:

Leasehold improvement	Over the shorter of lease term of the estimated useful lives of the assets
Machinery and equipment	5 years
Office equipment	5 years

The cost and accumulated depreciation of plant and equipment disposed of or sold are removed from the balance sheets and resulting gains and losses are recognized in the statements of operations, if any.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

In accordance with the ASC 360-10, Accounting for the Impairment or Disposal of Long-Lived Assets, long-lived assets, such as plant and equipment, operating lease right-of-use assets and purchased intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable, or it is reasonably possible that these assets could become impaired as a result of technological or other industrial changes. The determination of recoverability of assets to be held and used is made by comparing the carrying amount of an asset to future undiscounted cash flows to be generated by the assets.

If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell. There is no impairment of long-lived assets recorded for the years ended December 31, 2025 and 2024.

Lease

Lease

The Group accounts for leases in accordance with ASC 842, Leases, which requires lessees to recognize leases on the balance sheet and disclose key information about leasing arrangements. For the leases with the term within 12 months, the Group applies the recognition requirements of ASC 842 to short-term leases.

The Group determines if a contract contains a lease based on whether it has the right to obtain substantially all of the economic benefits from the use of an identified asset which the Group does not own and whether it has the right to direct the use of an identified asset in exchange for consideration. ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. ROU assets are recognized as the amount of the lease liability, adjusted for lease incentives received. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate (“IBR”), because the interest rate implicit in most of the Group’s leases is not readily determinable.

The IBR is a hypothetical rate based on the Group’s understanding of what its credit rating would be to borrow and resulting interest the Group would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis. Lease payments may be fixed or variable, however, only fixed payments or in-substance fixed payments are included in the Group’s lease liability calculation.

Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments are incurred. The Group recognized no impairment of operating lease right-of-use assets as of December 31, 2025 and 2024.

Lease classification for leases under which the Group is a lessor is evaluated at lease commencement and leases not classified as sales-type leases or direct financing leases are classified as operating leases. Leases qualify as sales-type leases if the contract includes either transfer of ownership clauses, certain purchase options, a lease term representing a major part of the economic life of the asset, or the present value of the lease payments and residual guarantees provided by the lessee exceeds substantially all of the fair value of the asset. Additionally, leasing an asset so specialized that it is not deemed to have any value to the Group at the end of the lease term may also result in classification as a sales-type lease. Leases qualify as direct financing leases when the present value of the lease payments and residual value guarantees provided by the lessee and unrelated third parties exceeds substantially all of the fair value of the asset and collection of the payments is probable.

Statutory reserve

Statutory reserve

Pursuant to the laws applicable to Taiwan, Taiwanese entities must make appropriations from after-tax profit to the non-distributable “statutory reserve”. Subject to certain cumulative limits, the “statutory reserve” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 100% of the authorized capital (as determined under accounting principles generally accepted in Taiwan (“Taiwan GAAP”) at each year-end). Since the SL Bio Taiwan has accumulated deficit under Taiwan GAAP during the reporting periods, it does not require to make appropriations to the statutory reserve.

Revenue Recognition

Revenue Recognition

The Group recognizes revenue when its customer obtains control of promised goods or receives services provided in an amount that reflects the consideration which the Group expects to receive in exchange for those goods and services. To determine revenue recognition for the arrangements that the Group determines are within the scope of ASC 606, Revenue from Contracts with Customers, the Group performs the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group’s revenue from contracts with customers is derived from product revenue principally from the sales of products directly to its customers and presents revenue net of VAT.

Revenue for the year ended December 31, 2025 consists of the following:

	Corporate	Retail
	Customers	Customers	Total
Exosome concentrate	$2,086,707	70,890	2,157,597
Skin care products	4,091	9,190	13,281
Hair care products	3,403	22,968	26,371
Total	$2,094,201	103,048	2,197,249

Revenue for the year ended December 31, 2024 consists of the following:

	Corporate	Retail
	Customers	Customers	Total
Exosome concentrate	$1,665,645	$1,631,121	$3,296,766
Skin care products	—	20,917	20,917
Hair care products	—	45,920	45,920
Total	$1,665,645	$1,697,958	$3,363,603

Product revenue recognition – point of time

The performance obligations are considered to be met and revenue is recognized when the customer obtains control of the goods. Revenue is recognized at that point of time. The customers pick up the goods directly from the Group’s premise, and the Group has satisfied the contracts’ performance obligations when the goods have been picked up and the acceptance document has been signed by the customers. The Group does not offer sales rebate to its customers. Any discount will be net of the revenue at the point of time. The Group does not provide its customers with the right of return (except for product quality issue). The customer is required to perform product’s quality check immediately upon delivery of the products and reports to the Group within a few days if there is quality issue.

Other revenue

The Group has entered into an operating leasing arrangement to a clinic in Taiwan to lease the system and software owned by the Group in May 2023. The lease term is initially expired in April 2028 but terminated in December 2024. The Group receives income from operating leases based on the fixed required rents (base rent) in according to the lease agreement. Rent revenue from base rents is recorded on the straight-line method, when collectability of the lease payments is deemed probable, over the terms of the related lease agreement. Operating lease revenue, as recorded on the straight-line method, in the statements of operation is recorded as other revenue. The Group recognized nil and $42,251 of income from the leasing arrangement to the clinic for the years ended December 31, 2025 and 2024, respectively.

Cost of revenue		Cost of revenue Cost of revenue consists primarily of purchased costs of products for sales and other costs directly related to the sales of products.
Shipping and handling expenses		Shipping and handling expenses The Group expenses shipping and handling expenses as incurred. The Group recorded nil of shipping and handling expenses for the years ended December 31, 2025 and 2024.
Research and development

Research and development

Research and development costs are expensed as incurred in accordance with ASC 730, Research and Development. The Group incurs research and development costs in the pursuit of new products and improving the formulation of existing products. Examples of research costs include staff costs, costs for laboratory research, studies, surveys, and other activities aimed at acquiring new knowledge.

Development costs may be capitalized if the following criteria are met: (1) technological feasibility has been established, (2) the Group intends to complete the product or process. (3) the Group has the ability to use or sell the product or process, (4) the product or process will generate future economic benefits, and (5) the costs can be reliably measured.

On June 20, 2024, the Group entered into a licensed patent and know-how transfer agreement with SL Link (the “Patent Transfer Agreement”) to transfer the licensed patent and know-how of CD-19 Armed-T products (the “CD-19 Project”). The licensed patent is related to the research and development of Bi-Specific antibodies for use in producing armed immune cells technology for application in cancer and the relevant know-how (the “CD-19 Patent”). The CD-19 Patent is initially licensed by CytoArm, a privately-owned company incorporated in Taiwan which engaged in biomedical research business, to SL Link in March 2023. Mr. Wang indirectly owns approximately 12.5% of CytoArm through SL Link on date of transaction and December 31, 2025. According to the Patent Transfer Agreement, SL Link transferred the cooperation rights with CytoArm and the results generated from the CD-19 Project to the Group, for $949,771, which is equivalent to the amount that SL Link paid for the research and development of the CD-19 Project. The Group also agreed to bear the future research and development of the CD-19 Project. CytoArm agreed SL Link to transfer the CD-19 Patent to the Group and will not charge additional costs to the Group. On November 20, 2024, CytoArm, the Group and SL Link entered into a supplementary agreement to confirm the transfer of the CD-19 Project from SL Link to the Group and clarified the transfer of the rights, obligations and financial arrangements between the parties. Under the original license agreement with CytoArm and the supplementary agreement, the Group continues to hold a perpetual, irrevocable, royalty-bearing, exclusive license to manufacture, use, import, offer to sell, and sell the CD-19 Armed-T products. The Group is obligated to pay up to $4.1 million when certain conditions and milestones are satisfied and completed by CytoArm and the Group is obligated to pay a royalty of 15% of the sales of the CD-19 Armed-T products generated from the CD-19 Patent.

On December 27, 2024, the Group entered into two global non-exclusive license agreements for Gamma Delta T Immune Cells (“GDT Cells”) with Ji Yan BioMedical Co., Ltd. (“JY BioMed”), a company registered in Taiwan, for “Human-Derived Immune Cell γδT Cell Pharmaceutical - Clinical-Grade Manufacturing Technology” and the related proprietary expertise and technical data, with the capability for clinical application development in pancreatic and brain cancers treatments (collectively referred as the “GDT Cells License Agreements”). On April 28, 2025, the Group amended and restated its agreement with JY BioMed to, among other things, combine the two prior agreements into a single agreement, grant the Group exclusive licenses for pancreatic and brain cancer treatment, and adjust the total consideration (the “A&R GDT Cells Licenses Agreement”). Dr. Shen Hsieh-Tsung, Ethan (“Mr. Shen”), the Group Chief Technical Officer (“CTO”), has served as JY BioMed’s Chief Executive Officer until August 1, 2025 and has served as the Chairman of JY BioMed since December 1, 2025, and holds approximately 68.3% and 76.0% equity stake on the date of transaction and December 31, 2025, respectively.

According to the A&R GDT Cells Licenses Agreement, the Group is granted global exclusive right to use, implement, reproduce, and modify JY BioMed’s proprietary technology and technical data for the development, manufacturing, offering for sale, selling, and use of the products derived and developed from JY BioMed’s GDT cells technology for pancreatic and brain cancer treatments (“GDT Cells Licenses”). The term of licensed period of the GDT Cells Licenses are 20 years after the GDT cell therapy products are launched, unless terminated by either party with thirty days’ written notice if there is a mutual recognition of significant delays or impossibility of completion, a material breach not corrected within thirty days, certain financial or organizational changes causing damage, delayed payments constituting a material breach, false reporting by SL Bio, or an unrectifiable material breach.

Upon the entering of the GDT Cells License Agreements in December 2024, the Group paid $1 million including VAT to JY BioMed for the initial research and development costs and material costs of the GDT cell therapy products for pancreatic and brain cancer treatment. The Group will also bear the future research and development costs of GDT cell therapy products thereafter. The total consideration of the A&R GDT Cells Licenses Agreement is $38 million including VAT and the Group is obligated to pay a royalty of 7% and 10% of the sales of the GDT cell therapy products for pancreatic and brain cancer treatment generated from GDT Cells Licenses, respectively. As of December 31, 2025, $1 million including VAT was paid to JY BioMed in according to the A&R GDT Cells Licenses Agreement. The Group will pay the remaining consideration of $37 million to JY BioMed for as milestone payments for further research and development of this technology and for the application to a pancreatic and brain cancer drugs and products when certain conditions and milestones are satisfied and completed by JY BioMed.

During the years ended December 31, 2025 and 2024, the Group incurred $2,069,022 and $2,020,346, respectively, for the research and development expenses of the new product pipeline. As of December 31, 2025 and 2024, the Group has not capitalized any development cost.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method in accordance with ASC 740, Income Taxes. Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns.

Deferred tax assets and liabilities are determined based on the temporary difference between the financial reporting and tax bases of assets and liabilities, and net operating loss and tax credit carryforwards using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest related to unrecognized tax benefits and penalties, if any, within income tax expenses.

Retirement and other post-retirement benefits

Retirement and other post-retirement benefits

Contributions to retirement schemes which are defined contribution plans are charged to the statement of operations as and when the related employee service is provided.

Full time employees of the Group in Taiwan participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care benefits are provided to employees. Taiwanese labor regulations require that the Group to make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the government. The Group has no legal obligation for the benefits beyond the contributions made. Total amounts of such employee benefit expenses, which were expensed as incurred, were approximately $15,712 and $10,380 for the years ended December 31, 2025 and 2024, respectively.

Translation of foreign currency financial statements

Translation of foreign currency financial statements

The functional currency is NTD, the local currency of the Group where operates. The reporting currency of the Group is US$. Accordingly, the consolidated financial statements of the Group are translated at the following exchange rates: assets and liabilities — current rate on balance sheet date; shareholders’ equity — historical rate; income and expenses — average rate during the year. The resulting translation adjustment is reflected in the accumulated other comprehensive income (loss).

Transactions denominated in other than the functional currencies are recorded at the rate of exchange in effect when the transaction occurs. Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities’ functional currency, or when foreign currency receivable and payable are settled, are credited or charged to income in the period of conversion or settlement. At year-end, the balances of foreign currency monetary assets and liabilities are recorded based on prevailing exchange rates and any resulting gains or losses are included in the statements of comprehensive income (loss). Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rates prevailing on the transaction dates. The transaction date is the date on which the Group initially recognizes such non-monetary assets and liabilities. Non-monetary assets and liabilities that are stated at fair value are translated using the exchange rates prevailing at the dates the fair value is measured. The resulting exchange differences are recognized in accumulated other comprehensive income (loss).

Translation of amounts from NTD into US$ has been made at the following exchange rates for the respective year:

	2025	2024
Years ended NTD: US$1 exchange rate	31.27	32.81
Annual average NTD: US$1 exchange rate	31.35	32.05

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) represents net income (loss) plus the results of certain changes in shareholders’ equity (deficit) during a period from non-owner sources.

Comprehensive income (loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments, which are presented in the statements of comprehensive income (loss).

Concentration of risks

Concentration of risks

Concentration of suppliers

The following supplier accounted for 10% or more of purchase for the years ended December 31, 2025 and 2024:

Supplier	2025	2024
Vendor A	—	100.0%

Concentration of customers

The following customers accounted for 10% or more of sales for the years ended December 31, 2025 and 2024:

	December 31,	December 31,
Customer	2025	2024
Customer A	39.5%	38.9%
Customer B	55.8%	10.6%

There is no accounts receivable balance as of December 31, 2025 and 2024.

Concentration of credit risk

Financial instruments that potentially expose the Group to the concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other current assets. The Group places its cash and cash equivalents and restricted cash with financial institutions with credit ratings and quality where the Group considers acceptable.

The risks with respect to accounts receivable are mitigated by credit evaluations performed on the debtors and ongoing monitoring of outstanding balances.

Foreign currency exchange risk

The reporting currency of the Group is US$, to date the majority of the revenues and costs are denominated in NTD and a significant portion of the assets and liabilities are denominated in NTD. As a result, the Group is exposed to foreign currency exchange risk as its revenues and results of operations may be affected by fluctuations in the exchange rate between US$ and NTD. If NTD depreciates against US$, the value of NTD revenues and assets as expressed in US$ financial statements will decline. The Group does not hold any derivative or other financial instruments that expose to substantial market risk.

NTD is not a freely convertible currency. The Central Bank of the Republic of China, under the authority of Taiwan government, controls the conversion of NTD to foreign currencies. There are restrictions and limits on the conversion of NTD to other currencies, especially for capital account transactions. Individuals and businesses face conversion quotas and approvals required from the authorities.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”). The intent of ASU 2023-09 is to improve the disclosures around a company’s rate reconciliation information and certain types of income taxes companies are required to pay. Specifically, these new disclosure requirements will provide more transparency regarding income taxes companies pay in the United States and other countries, along with more disclosure around a company’s rate reconciliation, among other new disclosure requirements, such that users of financial statements can get better information about how the operations, related tax risks, tax planning and operational opportunities of companies affect their effective tax rates and future cash flow prospects. ASU 2023-09 is effective for annual fiscal years beginning after December 15, 2024, with early adoption permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments under ASU 2023-09 should be applied on a prospective basis, although retrospective application is permitted. The Group adopted ASU 2023-09 beginning January 1, 2025. The adoption did not have material impact on the Group’s consolidated financial statement.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (“DISE”), which requires additional disclosure of the nature of expenses included in the income statement in response to longstanding requests from investors for more information about an entity’s expenses. The new standard requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The guidance will be effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. Early adoption is permitted. The Group is currently evaluating the impact that the adoption of this guidance will have on the Group’s consolidated financial statement presentation and disclosures.

In May 2025, The FASB issued ASU No. 2025-05, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets” (“ASU 2025-05”). The intent of ASU 2025-05 is to improve the practical expedient for estimating expected credit losses on short-term receivables and contract assets by allowing an entity to assume that current conditions at the balance sheet date will remain constant over the asset’s remaining contractual life. ASU2025-05 is effective for annual fiscal years beginning after December 15, 2025 with early adoption permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments under ASU 2025-05 should be applied on a prospective basis, although retrospective application is permitted. The Group is currently evaluating the impact that the adoption of this guidance will have on the Group’s consolidated financial statement presentation and disclosures.

Except as mentioned above, the Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s consolidated balance sheets, consolidated statements of operations and consolidated comprehensive income (loss) and consolidated statements of cash flows.